Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Remaining Contractual Maturity) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2021	Mar. 31, 2021
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	¥ 22,278	¥ 18,607
Securities lending transactions	1,441	1,208
Total	23,719	19,815
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	14,303	9,459
Securities lending transactions	1,093	943
Total	15,396	10,402
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	3,151	3,586
Securities lending transactions	136	15
Total	3,287	3,601
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	3,082	4,315
Securities lending transactions	12
Total	3,094	4,315
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,742	1,247
Securities lending transactions	200	250
Total	¥ 1,942	¥ 1,497